SHAREHOLDERS' EQUITY: - Reciprocal Shareholding (Details) - Neural Logic Ltd - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Ownership interest (as a percent)	30.00%
Reciprocal holdings in shares (as a percent)	1.32%
Indirect pro-rata interest (as a percent)	0.40%
Number of shares reciprocally held		0